Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Business Combination [Line Items]
Business Combination
3. Business Combination
Morton Acquisition
On January 25, 2024, the Company acquired 100% of the equity of Morton (the “Morton Acquisition”). Morton specialized in the development and manufacturing of advanced silicon photonics-based component and sub-system
technologies. The acquisition date fair value purchase consideration of $3.9 million consisted of $2.6 million of cash, $0.4 million of common stock (1,179,246 shares at $0.37 per share), $0.4 million of contingent consideration, and $0.5 million of other payments and adjustments.
The contingent consideration payments include cash of $0.2 million and 1,725,415 shares of common stock subject to the achievement of specified development milestones. The contingent consideration had an estimated fair value of $0.4 million at the acquisition date and was recognized as a liability. During the nine months ended September 30, 2024, the Company issued 86,271 shares valued at $50 thousand and paid $12 thousand in cash related to the contingent consideration. Changes in the Company’s strategic direction during the second quarter of 2024 resulted in the decision not to integrate or further invest in the commercialization of the photonic business represented by the Morton Acquisition and the Company determined that it would not achieve the remaining specified development milestones underlying the contingent consideration. As a result, the Company de-recognized
the liability and recognized a gain of $0.4 million, in the nine-month period ended September 30, 2024, related to the change in the fair value of the contingent consideration.
In
May 2025
, the Company amended the equity purchase agreement with the former Morton owners. The amendment requires contingent payments for the achievement of additional milestones. The Company evaluated the guidance in ASC
805
and determined that this agreement should be accounted for separately from the Morton Acquisition. See Footnote –
10
–
Commitments and Contingencies for further discussion
The acquisition agreement also provides for deferred employee compensation of $0.8 million comprised of 1,552,875 common shares and $0.2 million in cash, contingent on the continued employment of a key individual who is a former shareholder. These deferred payments have been accounted for as post-combination compensation expense and are excluded from the purchase consideration.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The Company recognized intangible assets of $2.3 million of which $2.2 million represented in-process
research and development. The goodwill of $1.5 million is associated with the acquired workforce and technical knowledge of that workforce that does not qualify as a separable intangible asset. In accordance with applicable jurisdictional tax rules, the goodwill recognized is deductible for income tax purposes.

In the second quarter of 2024, the Company determined that it would not further invest in the activities of the acquired business and thus it would not be integrated as originally planned. As a result the Company identified indicators of impairment for the goodwill recognized in connection with the Morton Acquisition. In accordance with ASC 350, the Company recorded impairment charges to fully write down the carrying value of goodwill, intangible assets, and other long-lived assets associated with this acquisition. The Company recognized a non-cash
impairment charge of $1.5 million during the nine months ended September 30, 2024, equal to the full carrying amount goodwill recognized in connection with the Morton Acquisition as the carrying value of the photonic reporting unit exceeded its fair value. Subsequent to the impairment, the Company determined its business is comprised of one reporting unit. There were no goodwill impairment charges recorded during the nine months ended September 30, 2025.

3. Business Combination
Morton Acquisition
On January 25, 2024, the Company acquired 100% of the equity of Morton (the “Morton Acquisition”). Morton specialized in the development and manufacturing of advanced silicon photonics-based component and sub-system
technologies. The acquisition date fair value purchase consideration of $3.9 million consisted of $2.6 million of cash, $0.4 million of common stock (
1,179,246
shares at $0.37 per share), $0.4 million of contingent consideration, and $0.5 million of other payments and adjustments.
The contingent consideration payments include cash of $0.2 million and 1,725,415 shares of common stock subject to the achievement of specified development milestones. The contingent consideration had an estimated fair value of $0.4 million at the acquisition date and was recognized as a liability. During the year ended December 31, 2024, the Company issued 86,271 shares valued at $50 thousand and paid $12 thousand in cash related to the contingent consideration. Changes in the Company’s strategic direction during the year ended December 31, 2024 resulted in the decision not to integrate or further invest in the commercialization of the photonic business represented by the Morton Acquisition and the Company determined that it would not achieve the remaining specified development milestones underlying the contingent consideration. As a result, the Company de-recognized
the liability and recognized a gain of $0.4 million related to the change in the fair value of the contingent consideration. See Footnote 4—
Goodwill
and Footnote 5—
Intangible Assets
for further discussion of the change in strategic direction. Contingent consideration is a Level 3 instrument as defined in Footnote 1—
Summary of Operations and Significant Accounting Policies
.
The acquisition agreement also provides for deferred employee compensation of $0.8 million comprised of 1,552,875 common shares and $0.2 million in cash, contingent on the continued employment of a key individual who is a former shareholder. These deferred payments have been accounted for as post-combination compensation expense and are excluded from the purchase consideration.

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date (in thousands):

January 25, 2024
Net initial cash payment	$2,627
Common stock	436
Contingent consideration	430
Other payments and adjustments	453

Purchase Consideration	$3,946

Assets:
Cash and cash equivalents	$40
Accounts receivable	46
Prepaid expenses and other current assets	13

Total Current Assets	99
Property and equipment	32
Intangible assets	2,310
Goodwill	1,533
Other assets	3

Total Assets Acquired	3,977
Accrued liabilities	31

Total Current Liabilities	31

Total Net Assets Acquired	$3,946

The following table summarizes the intangible assets acquired by class (in thousands):

	Amount (January 25, 2024)	Estimated Useful Life (years)
Customer contracts	$61	1
In-process research & development	2,249	Indefinite

	$2,310

The fair value of the acquired customer contracts was determined using the discounted cash flow method. The fair value of the acquired technology was determined using the replacement cost new less depreciation method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill is associated with the acquired workforce and technical knowledge of that workforce that does not qualify as a separable intangible asset. In accordance with applicable jurisdictional tax rules, the goodwill recognized is deductible for income tax purposes.
The following table summarizes the
non-current
assets acquired by class (in thousands):

Amount (January 25, 2024)
Property and equipment	$32
Other long-term assets	3

$35

Subsequent to the acquisition, the Company determined that it would not further invest in the activities of the acquired business and thus it would not be integrated as originally planned. As a result, during the year ended December 31, 2024, the Company recorded impairment charges to fully write down the carrying value of goodwill, intangible assets, and other long-lived assets associated with this acquisition. See Footnote 4—
Goodwill
and Footnote 5—
Intangible Assets
for additional
information
.